Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and senior management monitor Arrow’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. Arrow’s equity grants under its executive compensation program consist of RSUs and PSUs and Arrow does not currently utilize options, stock-appreciation rights, or similar equity instruments as a component of its executive-officer compensation.

When making regular annual equity grants, the Compensation Committee’s practice is to approve them at the first regularly scheduled meeting of the calendar year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the Board or Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. Arrow does not schedule its equity grants in anticipation of the release of MNPI nor does Arrow time the release of MNPI based on equity grant dates.

Award Timing Method

When making regular annual equity grants, the Compensation Committee’s practice is to approve them at the first regularly scheduled meeting of the calendar year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the Board or Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. Arrow does not schedule its equity grants in anticipation of the release of MNPI nor does Arrow time the release of MNPI based on equity grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Arrow does not schedule its equity grants in anticipation of the release of MNPI nor does Arrow time the release of MNPI based on equity grant dates
MNPI Disclosure Timed for Compensation Value	false